Equity - Disclosure Of Groups Subsidiary Of Non Controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
Net assets attributable to NCI	S/ 165,596	S/ 145,724	S/ 311,281
Profit (loss)	110,900	123,958	(214,344)
Other Comprehensive Income (OCI)	89,435	(405,127)	438,011
Total comprehensive income	200,335	(281,169)	223,667
Profit allocated to NCI	13,286	13,687	39,577
Total comprehensive income allocated to NCI	19,872	(4,314)	139,375
Non-controlling interests [member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
Profit (loss)	13,286	13,687	39,577
Other Comprehensive Income (OCI)	6,586	(18,001)	99,798
Total comprehensive income	S/ 19,872	S/ (4,314)	S/ 139,375
Non-controlling interests [member] | Clinica Vallesur [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	11.77%	11.77%	30.47%
Net assets	S/ 20,170	S/ 13,764	S/ 5,268
Net assets attributable to NCI	2,374	1,620	1,605
Profit (loss)	6,406	8,497	3,023
Total comprehensive income	6,406	8,497	3,023
Profit allocated to NCI	754	1,000	921
OCI allocated to NCI		0
Total comprehensive income allocated to NCI	S/ 754	S/ 1,000	S/ 921
Non-controlling interests [member] | Clinica Miraflores [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	2.18%	2.66%	23.30%
Net assets	S/ (14,362)	S/ (10,188)	S/ (7,293)
Net assets attributable to NCI	(313)	(271)	(1,699)
Profit (loss)	(1,916)	(2,927)	(4,782)
Total comprehensive income	(1,916)	(2,927)	(4,782)
Profit allocated to NCI	(42)	(78)	(1,114)
OCI allocated to NCI		0
Total comprehensive income allocated to NCI	S/ (42)	S/ (78)	S/ (1,114)
Non-controlling interests [member] | PMLA [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	0.15%	0.16%	21.38%
Net assets	S/ 821,875	S/ 762,500	S/ 611,304
Net assets attributable to NCI	1,315	1,220	130,704
Profit (loss)	35,247	39,737	20,519
Other Comprehensive Income (OCI)	23,125	(42,500)	96,957
Total comprehensive income	58,372	(2,763)	117,476
Profit allocated to NCI	56	64	4,387
OCI allocated to NCI	37	(68)	20,731
Total comprehensive income allocated to NCI	S/ 93	S/ (4)	S/ 25,118
Non-controlling interests [member] | Clinica Portoazul [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	39.00%	39.00%	51.93%
Net assets	S/ 129,444	S/ 124,354	S/ 141,179
Net assets attributable to NCI	50,483	48,498	73,317
Profit (loss)	(695)	(697)	(2,699)
Other Comprehensive Income (OCI)	5,782	(16,128)	27,064
Total comprehensive income	5,087	(16,825)	24,365
Profit allocated to NCI	(267)	(272)	(1,402)
OCI allocated to NCI	2,255	(6,290)	14,055
Total comprehensive income allocated to NCI	S/ 1,988	S/ (6,562)	S/ 12,653
Non-controlling interests [member] | Oncomedica [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage	31.19%	31.19%	44.84%
Net assets	S/ 358,246	S/ 303,485	S/ 312,257
Net assets attributable to NCI	111,737	94,657	140,016
Profit (loss)	40,991	44,152	43,470
Other Comprehensive Income (OCI)	13,767	(37,329)	55,867
Total comprehensive income	54,758	6,823	99,337
Profit allocated to NCI	12,785	13,771	19,492
OCI allocated to NCI	4,294	(11,643)	25,051
Total comprehensive income allocated to NCI	17,079	2,128	S/ 44,543
Non-controlling interests [member] | Auna Salud [Member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
NCI percentage			21.20%
Net assets			S/ (154,070)
Net assets attributable to NCI			(32,662)
Profit (loss)			81,566
Other Comprehensive Income (OCI)			188,499
Total comprehensive income			270,065
Profit allocated to NCI			17,293
OCI allocated to NCI			39,961
Total comprehensive income allocated to NCI			57,254
Non-controlling interests [member] | Total for all subsidiaries [member]
Disclosure Of Groups Subsidiary Of Non Controlling Interest [Line Items]
Net assets	1,315,373	1,193,915	908,645
Net assets attributable to NCI	165,596	145,724	311,281
Profit (loss)	80,033	88,762	141,097
Other Comprehensive Income (OCI)	42,674	(95,957)	368,387
Total comprehensive income	122,707	(7,195)	509,484
Profit allocated to NCI	13,286	14,485	39,577
OCI allocated to NCI	6,586	(18,001)	99,798
Total comprehensive income allocated to NCI	S/ 19,872	S/ (3,516)	S/ 139,375